Note 14 Securitized loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securitized loans [Line Items]
Securitized mortgage assets	€ 23,695	€ 23,953	€ 26,169
Other securitized assets	6,547	6,144	4,249
Total securitized loans	€ 30,242	€ 30,098	€ 30,418